Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.36%
Basic Industry — 8.31%
Axalta Coating Systems †	17,350	$385,170
Berry Global Group †	28,651	1,432,263
Celanese	7,500	729,000
Crown Holdings †	8,700	622,746
Graphic Packaging Holding	81,350	1,134,019
Huntsman	61,400	1,135,900
Newmont	12,700	878,840
		6,317,938
Business Services — 1.41%
Brink's	13,650	605,377
ManpowerGroup	6,800	467,772
		1,073,149
Capital Spending — 9.99%
AECOM †	22,100	799,799
Allison Transmission Holdings	15,450	577,212
AMETEK	3,500	326,375
Gates Industrial †	48,550	511,717
HD Supply Holdings †	20,950	735,345
ITT	24,200	1,397,066
KBR	59,100	1,314,384
Quanta Services	30,400	1,215,088
United Rentals †	4,600	714,702
		7,591,688
Consumer Cyclical — 5.20%
BorgWarner	16,400	600,240
DR Horton	18,850	1,247,116
Johnson Controls International	21,318	820,317
Stanley Black & Decker	8,350	1,280,222
		3,947,895
Consumer Services — 8.39%
AutoZone †	500	603,710
Cable One	390	710,799
Darden Restaurants	9,550	724,845
Dollar Tree †	8,600	802,810
Hasbro	9,000	654,840
Marriott International Class A	13,170	1,103,975
PVH	3,850	187,341
Ross Stores	4,400	394,548
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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
VF	11,850	$715,266
ViacomCBS Class B	18,200	474,474
		6,372,608
Consumer Staples — 3.81%
Campbell Soup	9,000	446,130
Conagra Brands	20,450	765,852
Kellogg	10,600	731,294
Tyson Foods Class A	9,050	556,123
US Foods Holding †	19,450	394,835
		2,894,234
Energy — 3.47%
Hess	26,450	1,301,604
Marathon Oil	113,050	620,645
Patterson-UTI Energy	54,450	210,994
Valero Energy	8,900	500,447
		2,633,690
Financial Services — 16.54%
Affiliated Managers Group	7,000	481,530
Allstate	11,550	1,090,204
American Financial Group	12,550	762,664
Assurant	7,500	806,025
Comerica	21,350	822,402
East West Bancorp	40,100	1,389,866
First Hawaiian	29,190	507,322
Globe Life	9,975	794,010
Hancock Whitney	28,900	550,834
Hartford Financial Services Group	25,050	1,060,116
KeyCorp	90,950	1,092,309
Raymond James Financial	20,100	1,396,548
Reinsurance Group of America	9,050	771,513
Synchrony Financial	47,350	1,047,856
		12,573,199
Healthcare — 6.18%
AmerisourceBergen	8,750	876,663
Quest Diagnostics	9,250	1,175,397
Service Corp. International	14,750	639,560
STERIS	5,000	798,150
Zimmer Biomet Holdings	8,950	1,206,997
		4,696,767
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(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts — 8.93%
Apartment Investment and Management Class A	24,352	$945,345
Brandywine Realty Trust	62,900	681,207
Host Hotels & Resorts	59,800	644,644
Kimco Realty	53,700	598,755
Life Storage	11,750	1,153,027
MGM Growth Properties Class A	27,500	751,850
Outfront Media	38,900	560,549
VEREIT	141,950	924,094
Welltower	9,900	530,244
		6,789,715
Technology — 13.86%
Agilent Technologies	11,650	1,122,244
Avnet	23,500	627,920
Citrix Systems	2,550	364,038
Fiserv †	4,550	454,045
Flex †	81,950	941,606
Keysight Technologies †	10,325	1,031,364
ON Semiconductor †	23,950	493,370
Qorvo †	7,000	897,050
Synopsys †	12,650	2,520,133
Teradyne	20,000	1,779,200
Western Digital	7,000	301,700
		10,532,670
Transportation — 2.93%
CSX	5,350	381,669
JB Hunt Transport Services	4,750	614,650
Kirby †	8,551	395,398
Southwest Airlines	27,100	837,119
		2,228,836
Utilities — 8.34%
CMS Energy	21,400	1,373,452
Edison International	13,200	734,844
MDU Resources Group	23,900	501,422
NRG Energy	22,800	770,868
Public Service Enterprise Group	22,750	1,272,635
WEC Energy Group	10,900	1,038,334
Xcel Energy	9,400	648,976
		6,340,531
Total Common Stock (cost $77,928,164)		73,992,920

NQ-577 [7/20] 9/20 (1325993)    3

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 2.76%
Money Market Mutual Funds — 2.76%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.06%)	418,926	$418,926
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.05%)	418,925	418,925
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.13%)	418,925	418,925
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.01%)	418,926	418,926
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.01%)	418,925	418,925
Total Short-Term Investments (cost $2,094,627)		2,094,627
Total Value of Securities—100.12% (cost $80,022,791)		76,087,547
Liabilities Net of Receivables and Other Assets—(0.12)%		(89,278)
Net Assets Applicable to 14,439,650 Shares Outstanding—100.00%		$75,998,269
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
4    NQ-577 [7/20] 9/20 (1325993)